Schedule I—Condensed Financial Information of the Company - Schedule of Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Statements of Operations and Comprehensive Loss [Line Items]
General and administrative expenses	¥ (14,966)	$ (2,206)	¥ (7,292)	¥ (5,759)
Loss before income taxes	(14,966)	(2,206)	(7,292)	(5,759)
Investment income	(108)	(16)
Interest income			149	518
Others, net	1,103	163	(14,747)	163
Gain or loss from fair value changes	(6,751)	(995)
Loss from continuing operations before income taxes and discontinued operations	(20,722)	(3,054)	(21,890)	(5,078)
Equity in loss of subsidiaries	281,405	41,474	(174,073)	(284,592)
Net loss from continuing operations	260,683	38,420	(195,963)	(289,670)
Net loss from discontinued operations, net of tax	(447,890)	(66,011)
Net loss attributable to Maase Inc.’s shareholders	(187,207)	(27,591)	(195,963)	(289,670)
Other comprehensive (loss) income, net of tax: Foreign currency translation adjustments	20,972	3,091	(3,718)	(2,460)
Total Comprehensive loss	¥ (166,235)	$ (24,500)	¥ (199,681)	¥ (292,130)